Stock-Based Compensation - Summary Of Restricted Stock Unit and Performance Share Units Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding at beginning of period (in shares)	2,057,045
Units granted (in shares)	564,146
Units vested (in shares)	(840,648)
Units forfeited (in shares)	(176,003)
Units outstanding at end of period (in shares)	1,604,540	2,057,045
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of units outstanding at beginning of period (in USD per share)	$ 29.76
Weighted average grant date fair value of units granted (in USD per share)	33.95
Weighted average grant date fair value of units vested (in USD per share)	33.76	$ 22.20	$ 52.62
Weighted average grant date fair value of units forfeited (in USD per share)	29.98
Weighted average grant date fair value of units outstanding at end of period (in USD per share)	$ 29.11	$ 29.76
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding at beginning of period (in shares)	635,204
Units granted (in shares)	320,717
Units vested (in shares)	(53,145)
Units forfeited (in shares)	(38,150)
Units outstanding at end of period (in shares)	864,626	635,204
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of units outstanding at beginning of period (in USD per share)	$ 35.45
Weighted average grant date fair value of units granted (in USD per share)	38.50
Weighted average grant date fair value of units vested (in USD per share)	84.35
Weighted average grant date fair value of units forfeited (in USD per share)	37.27
Weighted average grant date fair value of units outstanding at end of period (in USD per share)	$ 33.49	$ 35.45